Leases	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Lease Disclosure [Text Block]
K.	Leases

The Company has operating and finance leases for office space, laboratory facilities and various laboratory equipment, furniture and office equipment and leasehold improvements. The Company’s leases have remaining lease terms of less than 1 year to approximately 5 years, some of which include options to extend the leases for up to 5 years, and some which include options to terminate the leases within 1 year. In February 2020, the Company agreed to sublease office space in Florida, comprised of one of the two contiguous suites, under a non-cancelable operating lease, which expires in February 2026. In October 2020, the Company agreed to terminate this sublease, in exchange for a termination payment, due to financial difficulties encountered by the subtenant as a result of COVID-19.

The components of lease expense were as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
Lease Cost	2020	2019	2020	2019
Finance lease cost:
Amortization of right-of-use assets	$31	$31	$92	$92
Interest on lease liabilities	4	9	19	31

Total finance lease cost	35	40	111	123
Operating lease cost	91	124	272	372
Short-term lease cost	49	58	160	173
Variable lease cost	14	14	41	35
Less: sublease income	(40)	(25)	(93)	(75)

Total lease costs	$149	$211	$491	$628

Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended September 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$19	$31
Financing cash flows from finance leases	168	157
Operating cash flows from operating leases	334	326
Operating cash flows from short-term leases	160	173
Operating cash flows from variable lease costs	41	35

Right-of-use assets obtained in exchange for lease liabilities:
Finance leases	$—	$737
Operating leases	20	1,852

Supplemental balance sheet information related to leases was as follows (in thousands, except weighted average remaining lease term and weighted average discount rate):

	September 30, 2020	December 31, 2019
Finance Leases
Property and equipment, at cost	$1,013	$1,013
less: accumulated depreciation and amortization	(490)	(398)

Property and equipment, net	$523	$615

Other current liabilities	$214	$236
Other long-term liabilities	22	168

Total finance lease liabilities	$236	$404

Operating Leases
Operating lease right-of-use assets	$1,357	$1,537

Total operating lease right-of-use assets	$1,357	$1,537

Current portion of operating lease liabilities	$318	$284
Operating lease liabilities, less current portion	1,673	1,901

Total operating lease liabilities	$1,991	$2,185

Weighted Average Remaining Lease Term
Finance leases (years)	1	2
Operating leases (years)	5	6
Weighted Average Discount Rate
Finance leases	7.8%	7.7%
Operating leases	7.5%	7.5%

Maturities of lease liabilities were as follows (in thousands):

	Finance Leases	Operating Leases
Year Ending December 31,
2020 (excluding the nine months ended September 30, 2020)	$73	$114
2021	163	460
2022	11	463
2023	—	472
2024	—	484
Thereafter	—	420

Total lease payments	247	2,413
Less: future interest expense	(11)	(422)

Lease liabilities	$236	$1,991